Income taxes - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
	Apr. 07, 2022	Jul. 31, 2022
Additional details on Income taxes [line items]
Taxable Income	$ 100
Increase in the corporate income tax rate percentage	1.50%
2022 tax year [member]
Additional details on Income taxes [line items]
One time income tax rate percentage	15.00%
Threshold limit of taxable income beyond which one time time tax is applicable	$ 1,000
Duration over which the one time tax shall be paid	5 years
2017 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		$ 237